Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory consisted of the following as of December 31, 2018 and September 30, 2019:

	December 31, 2018	September 30, 2019
	(in thousands)
Inventory on-hand	$24,595	$20,214
Inventory in-transit	5,957	5,694

Inventory	$30,552	$25,908

Inventory consisted of the following as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
Inventory on-hand	$15,703	$24,595
Inventory in-transit	4,875	5,957

Inventory	$20,578	$30,552